Organization and Principal Activities (Details)	12 Months Ended
	Dec. 31, 2024	Jul. 01, 2024	May 30, 2024	Apr. 11, 2024	Jan. 29, 2019
Organization and Principal Activities [Line Items]
Agreement effective term, year	20 years
Term renewed	1 year
Scenovo Pte ltd [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage				51.00%
Techjoy Pte Ltd [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage				70.00%
Hangzhou Sixiang Fengjing Culture Technology Co Ltd [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage			51.00%
Exclusive Option Agreements [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year	20 years
Term extended	1 year
Renewal extension, term year	1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities [Line Items]
Renewal extension, term year	1 year
Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year	20 years
Term renewed	1 year
Scienjoy Verse [Member] | Scenevo SG [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage		90.00%
Scienjoy SG [Member] | Business Combination [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage		51.00%
ZH [Member] | Business Combination [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage					100.00%
Kashgar Times and Holgus X. [Member] | Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					100.00%
SG, HX and LH [Member] | Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage					100.00%
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year	20 years
Term extended	1 year